Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 17— Subsequent events

 On July 3, 2024, the Company signed four convertible note investment agreements total of $410,000 from four investors. Each note bears 12% interest per annum and matures in 6 months. The Company shall repay the principal and accumulated interest after six months. If the investors choose to convert, the number of shares will be calculated by dividing the principal plus accumulated interest by $0.442. $410,000 had been deposited into the Company’s bank account in July 2024.

On July 16, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a certain investor (the “Purchaser”) pursuant to which the Company sold, in a private placement (the “July 2024 Offering”), a $180,000 convertible note (the “July 2024 Note” and, the shares underlying the July 2024 Note, the “July 2024 Note Shares”) with an original issue discount of $27,500 and warrant (the “July 2024 Warrant”) to purchase up to 217,500 shares of common stock (the “July 2024 Warrant Shares”) at an exercise price of $0.87 per share. As consideration for entering into the Securities Purchase Agreement, the Company issued a total of 180,000 shares (the “Commitment Shares”) to the Purchaser on July 19, 2024. The July 2024 Warrant is exercisable on July 17, 2024 until five years from July 17, 2024. On July 30, 2024, the note was terminated as a result of the Company’s full payment of the note’s principal amount and accrued interest and other fees in the total amount of $212,400. As a result, all obligations under the note have been satisfied, and the note is no longer outstanding.

On July 25, 2024, the Company entered into an underwriting agreement with EF Hutton LLC as the underwriter, relating to a firm commitment underwritten public offering of 5,000,000 units (the “Units”) consisting of (i) one share of common stock, par value $ 0.0001 per share (“Common Stock”) and (ii) one Series A Warrant to purchase one share of Common Stock (“Warrant”) at a public offering price of $0.24 per Unit, for aggregate gross proceeds of $1.2 million, prior to deducting underwriting discounts and other offering expenses. The closing of the offering occurred on July 29, 2024.

On August 1, 2024, the Company and Darin Carpenter entered into the mutual termination of employment agreement and intent to transition to project-based work (the “Agreement”), in which it was agreed that Mr. Carpenter shall resign from his position as Chief Operating Officer of the Company effective as of July 31, 2024. Pursuant to the Agreement, the Company and Mr. Carpenter agreed that Mr. Carpenter will provide services as a consultant to the Company on a per project basis as needed. In addition, the Company agreed to fully vest 100,013 shares of common stock that was issuable to Mr. Carpenter pursuant to the Employment Agreement dated as of September 17, 2023, by and between the Company and Mr. Carpenter. The Company also agreed to pay Mr. Carpenter the equivalent of one month of salary payable in September 2024.

On August 13, 2024, the Company entered a securities purchase agreement with 1800 Diagonal Lending LLC (“Diagonal”), in connection with the issuance of a promissory note in the aggregate principal amount of $181,700, including an original issue discount of $23,700, closing expenses of $8,000 deducted from funding amount; with additional tranches of financing of up to $1.0 million in the aggregate during the next twelve months subject to further agreement by and between Diagonal and the Company. The initial funding shall be payable in 10 equal monthly installments of $20,350. In the event of default, the note has convertibility provisions.

Note 18 — Subsequent events

On January 8, 2024 and February 6, 2024, Nature’s Miracle and Lakeshore entered into two promissory notes pursuant to which Lakeshore borrowed a principal amount of $20,000 each with zero interest rate. Both loans are due on demand.

On March 1, 2024 the Company was notified of a complaint in San Bernardino Superior Court by Vien Le, its former CFO, who was employed approximately 2 months. The lawsuit claims wrongful discharge, untimely payment of wages and other related items. The Company has retained counsel and believes it will successfully defend against this lawsuit.

On March 7, 2024, the Company’s subsidiary Nature’s Miracles entered into a loan agreement with Peng Zhang, a shareholder of the Company. The amount of the loan is $1,405,000 with 10% interest and is due on March 7, 2025.

Pursuant to board resolution dated March 24, 2024, certain key employees were approved for stock incentives including George Yutuc (Chief Financial Officer), Kirk Collins (Director of Sales), and Amber Wang (Controller). Each can receive shares that vest over time of 100,000, 50,000 and 50,000 shares, respectively. Each of these employees have signed an employment agreement that reflects such shares and unique vesting schedules.

On March 11, 2024, Lakeshore merged with and into the Company for the sole purpose of reincorporating Lakeshore into the State of Delaware. Immediately after the Reincorporation, the Company consummated the merger between the Company and Nature’s Miracle, resulting in the stockholders of Nature’s Miracle becoming 84.7% stockholders of the Company and the Company becoming the 100% stockholder of Nature’s Miracle. As of December 31, 2023, approximately $15.0 million remained in the trust account of Lakeshore, approximately $13.9 million was subsequently redeemed by public shareholders, leaving approximately $1.1 million for payment of offering costs.

The following table presents the number of the Company’s common stock issued and outstanding immediately following the Reverse Recapitalization:

Common Stock
The Company’s shares outstanding prior to Reverse Recapitalization	2,241,500
Shares issued to private rights	35,150
Conversion of the Company’s public shares and rights	790,097
Shares issued to service providers	801,539
Bonus shares issued to investors	166,000
Conversion of Nature’s Miracle’s shares into the Company’s ordinary shares	22,272,478
Total shares outstanding	26,306,764

On April 2, 2024, the Company entered into an investor relations consulting agreement with MZHCI LLC (“MZHCI”) pursuant to which MZHCI will provide investor relations services to the company and the agreement has a term of six months. The Company will pay $14,000 cash per month and to issue MZHCI 150,000 shares of restricted common stock, 75,000 shares will be vested immediately upon signing the agreement and 75,000 shares will vest on October 1, 2024. The fair value of the shares to be issued was approximately $143,000 at $0.95 per share.